Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Net Defined Benefit Liability
(1)	Reconciliation for AUO’s and M.Setek’s present value of defined benefit obligation and the fair value of plan assets

	December 31,
	2018	2019
	(in thousands)
Present value of defined benefit obligation	$(3,257,962)	(3,155,988)
Fair value of plan assets	2,367,273	2,542,831
Net defined benefit liability	$(890,689)	(613,157)

Schedule of Reconciliation for Net Defined Benefit Liability and Its Components
(2)	Movement in net defined benefit asset (liability)

	Defined benefit obligation		Fair value of plan assets		Net defined benefit asset (liability)
	2018	2019	2018	2019	2018	2019
	(in thousands)
Balance at January 1,	$(3,128,927)	(3,257,962)	2,213,018	2,367,273	(915,909)	(890,689)
Included in profit or loss
Service cost	(5,289)	(4,104)	-	-	(5,289)	(4,104)
Interest cost	(49,598)	(39,337)	-	-	(49,598)	(39,337)
Expected return on plan assets	-	-	35,408	28,880	35,408	28,880
	(54,887)	(43,441)	35,408	28,880	(19,479)	(14,561)
Included in other comprehensive income
Remeasurements (loss) gain:
Actuarial (loss) gain arising from:
- demographic assumptions	(15,795)	89,851	-	-	(15,795)	89,851
- financial assumptions	(178,212)	(206,995)	-	-	(178,212)	(206,995)
- experience adjustment	84,437	228,466	-	-	84,437	228,466
Return on plan assets excluding interest income	-	-	52,614	76,788	52,614	76,788
	(109,570)	111,322	52,614	76,788	(56,956)	188,110
Other
Contributions paid by the employer	-	-	102,831	101,019	102,831	101,019
Benefits paid	36,915	33,936	(36,598)	(31,129)	317	2,807
Effect of changes in exchange rates and others	(1,493)	157	-	-	(1,493)	157
	35,422	34,093	66,233	69,890	101,655	103,983
Balance at December 31,	$(3,257,962)	(3,155,988)	2,367,273	2,542,831	(890,689)	(613,157)

Schedule of Principal Actuarial Assumptions Used
(i)	Principal actuarial assumptions

	December 31,
	2018	2019
Discount rate	0.21%~1.22%	0.18%~0.88%
Rate of increase in future salary	0.77%~4.49%	0.77%~4.49%

Disclosure of Additional Information About Defined Benefit Plans

Reasonably possible changes at December 31, 2018 and 2019 to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	December 31, 2018		December 31, 2019
	Changes in assumptions		Changes in assumptions
	+ 0.25%	- 0.25%	+ 0.25%	- 0.25%
	(in thousands)		(in thousands)
Discount rate	$(160,307)	169,544	(150,970)	159,425
Rate of increase in future salary	$166,250	(158,100)	156,774	(148,385)